Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets, net
19.	Intangible assets, net

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2021
Purchased software	1,206	(322)	884
Trademarks	124	(76)	48
Licensed copyrights	181	(104)	77
Intangible assets	1,511	(502)	1,009

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2022
Purchased software	1,118	(405)	713
Trademarks	114	(81)	33
Licensed copyrights	171	(115)	56
Intangible assets	1,403	(601)	802

Amortization expenses recognized for the years ended December 31, 2020, 2021 and 2022 were US$94 thousand, US$143 thousand and US$142 thousand, respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Year	(In thousands)
2023	80
2024	80
2025	80
2026	80
2027	80
Thereafter	402
Total	802